Other investments (Tables)	12 Months Ended
Dec. 31, 2019
Other investments
Schedule of other investments

	2019	2018	2017
	$m	$m	$m
Non-current investments
Equity securities at fair value through other comprehensive income	1,339	833	–
Equity securities available for sale	–	–	933
Fixed income securities at fair value through profit and loss	62	–	–
Total	1,401	833	933
Current investments
Fixed income securities at fair value through profit and loss	811	809	–
Fixed income securities available for sale	–	–	1,150
Fixed deposits	38	40	80
Total	849	849	1,230

Schedule of analysis equity securities and bonds available for sale

	2019	2019	2018	2018	2017
	FVPL	FVOCI	FVPL	FVOCI	AFS
	$m	$m	$m	$m	$m
Level 1	873	1,112	809	667	1,408
Level 2	–	–	–	–	–
Level 3	–	227	–	166	675
Total	873	1,339	809	833	2,083

Schedule of fair value movements in level 3 investments

	2019	2018	2017
	FVOCI	FVOCI	AFS
	$m	$m	$m
At 1 January	166	675	641
Additions	5	79	53
Revaluations	56	(147)	(1)
Transfers out	2	(434)	(12)
Disposals	(5)	(6)	(15)
Impairments and exchange adjustments	3	(1)	9
At 31 December	227	166	675